American Century Variable Portfolios, Inc. Statement of Additional Information Supplement
Supplement dated August 1, 2020 ■ Statement of Additional Information dated May 1, 2020
The following replaces the first sentence under Temporary Defensive Measures on page 26 of the Statement of Additional Information.
For temporary defensive purposes, each fund may invest in securities that may not fit its investment objective or its stated market.
The entries for Claudia Musat are deleted from the Accounts Managed table on page 42 and the Ownership of Securities section on page 44 of the Statement of Additional Information.
The following entry for Guan Wang is added to the Accounts Managed table on page 42 of the Statement of Additional Information:

		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Guan Wang(1)	Number of Accounts	6	1	0
	Assets	$5.2 billion(2)	$415.6 million	0

[1]	Information is provided as of July 20, 2020.

[2]	Includes $305.5 million in VP Balanced.
The following entry is added for Yulin Long in the Accounts Managed table on page 42 of the Statement of Additional Information:

		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Yulin Long(1)	Number of Accounts	8	1	0
	Assets	$5.3 billion(2)	$195.6 million	0

[1]	Information is provided as of July 20, 2020.

[2]	Includes $348.1 in VP Income & Growth..
The following replaces the second sentence under the Ownership of Securities section on page 44 of the Statement of Additional Information:
 As of February 21, 2020, Scott Marolf did not beneficially own shares of VP Growth, as of March 17 , 2020, Steven Rossi did not beneficially own shares of VP Income and Growth and as of July 20, 2020, Guan Wang did not beneficially own shares of VP Balanced and Yulin Long did not beneficially own shares of VP Income & Growth.

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CL-SPL-96452   2008